Warrants	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrants

(13) Warrants

The Company is party to issued and outstanding Warrants to purchase its Class A Common Stock at a price of $11.50 per share, subject to adjustment for stock splits and/or extraordinary dividends, as described in the Assignment, Assumption and Amendment Agreement between the Company and Computershare Trust Company, N.A., as warrant agent, in respect of the Warrant Agreement between Thayer and Continental Stock Transfer & Trust Company (the “Warrant Agreement”). As of December 31, 2022, there were 8.6 million Public Warrants outstanding. Each of the Public Warrants are exercisable for one share of Class A Common Stock.

The Company accounts for Public Warrants as liabilities at fair value within accrued liabilities on the consolidated balance sheets because the Warrants do not meet the criteria for classification within equity. The Public Warrants are subject to remeasurement at each balance sheet date. As of December 31, 2021 and 2022, the Public Warrants had a fair value of $0.5 million and $0.8 million. For the years ended December 31, 2020, 2021 and 2022, a gain of $0.2 million, a loss of $0.5 million and a loss of $1.7 million, respectively, was recorded in warrant fair value gains and losses in the consolidated statements of comprehensive loss.

As of March 13, 2023, the Company and Saks.com LLC (“Saks”) entered into a Commercial Referral and Marketing Agreement (the “Commercial Agreement”) and a warrant agreement to acquire up to 18 million shares of the Company’s Class A Common Stock (the “Saks Warrant”). The Saks Warrant shall vest and become exercisable by Saks based on certain subscription purchase referrals made by Saks to the Company. The exercise price with respect to the Saks Warrant is $2.00 per share. Subject to certain conditions, including vesting conditions, the Saks Warrant may be exercised, in whole or in part and for cash or on a net exercise basis, at any time before the later of the termination of the Commercial Agreement or 90 days after the final vesting of shares of the Saks Warrant.